LEASES AND SIMILAR ARRANGEMENTS - ATENTO BRASIL SA (Details) R$ in Thousands, $ in Thousands	4 Months Ended	7 Months Ended	10 Months Ended
	Apr. 25, 2017 BRL (R$)	Jul. 24, 2017 BRL (R$)	Oct. 25, 2017	Aug. 24, 2017 BRL (R$)	Aug. 24, 2017 USD ($)	Jul. 24, 2017 USD ($)	Apr. 25, 2017 USD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Information about sale and leaseback transactions	Atento Brasil S.A. entered in a sale leaseback with HP Financial Services Arrendamento Mercantil S.A.	Atento Brasil S.A. entered in a new sale leaseback with HP Financial Services Arrendamento Mercantil S.A.	Atento Brasil S.A. entered in a new sale leaseback with HP Financial Services Arrendamento Mercantil S.A.
Sale leaseback amount	R$ 23,615	R$ 4,220		R$ 4,570	$ 1,381	$ 1,276	$ 7,139